STOCKHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				6 Months Ended	12 Months Ended
	Jul. 31, 2022	Jul. 25, 2022	Jan. 19, 2022	Dec. 20, 2021	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 18, 2022	Sep. 20, 2022
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues							$ 501
Increase in authorized capital stock		150,000,000
Par value per share of preferred stock		$ 0.01
Share-based compensation on stock options granted to a service provider						$ 182	$ 0
Officer [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	370,014
Options granted, exercise price per share	$ 0.0624
Options vesting period	36 months
Manuka Ltd [Member]
Class of Stock [Line Items]
Percentage of outstanding shares acquired					89.00%
Common Stock [Member] | Manuka Ltd [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					2,242,509
Blank Check Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		200,000
Par value per share of preferred stock		$ 0.01
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		110,000
Par value per share of preferred stock						$ 0.01
Number of common shares issued upon conversion of preferred stock						600			110,000
Number of shares issued and converted into common stock									66,000,000
Series D Convertible Preferred Stock [Member] | Manuka Ltd [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					110,000
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		1,000
Par value per share of preferred stock						$ 0.01
Number of common shares issued upon conversion of preferred stock						1,453.65
Number of shares issued and converted into common stock								453
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		250
Par value per share of preferred stock						$ 0.01
Number of common shares issued upon conversion of preferred stock						1,000
Number of shares issued and converted into common stock								250
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues				$ 500
Sale of Stock, Percentage of Ownership after Transaction				17.24%
Securities Purchase Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				5,439,650
Securities Purchase Agreement [Member] | Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				18,966
Agreement with a services provider [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent			2.25%
Number of common stock issued upon exercise of options					2,242,509
Share Exchange Agreement [Member] | Manuka Ltd [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					33,791,641
Sale of Stock, Percentage of Ownership after Transaction					89.00%
Percentage of outstanding shares acquired					100.00%